UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2013

Date of reporting period: 08/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (98.37%)
Agriculture, Foods, & Beverage (11.95%)
Archer-Daniels-Midland Co.	3,477,500	$122,442,775
Coca-Cola Co., The	2,054,600	78,444,628
Kellogg Co.	930,000	56,460,300
McCormick & Company Inc.	428,600	28,994,790
Nestle SA ADR	1,175,800	76,956,110
PepsiCo Inc.	641,400	51,138,822

		414,437,425

Banks (4.65%)
M&T Bank Corp.	213,400	24,186,756
Northern Trust Corp.	460,500	25,267,635
U.S. Bancorp	87,600	3,164,988
Wells Fargo & Co.	2,643,100	108,578,548

		161,197,927

Building Materials & Construction (1.43%)
Vulcan Materials Co.	1,039,200	49,673,760

Chemicals (10.73%)
Air Products & Chemicals Inc.	830,000	84,776,200
Croda International PLC	25,800	1,039,474
E.I. du Pont de Nemours & Co.	229,200	12,977,304
International Flavors & Fragrances Inc.	525,000	41,480,250
Novozymes A/S B Shares	135,300	4,931,690
Sigma-Aldrich Corp.	2,750,000	226,792,500

		371,997,418

Computer Software & Services (1.34%)
Automatic Data Processing Inc.	109,900	7,820,484
Facebook Inc. Class A (a)	19,000	784,510
Google Inc. Class A (a)	5,900	4,996,710
SAP AG	444,800	32,883,296

		46,485,000

Computers (4.99%)
Hewlett-Packard Co.	3,019,400	67,453,396
International Business Machines Corp.	580,000	105,716,600

		173,169,996

Consumer & Marketing (6.57%)
AptarGroup Inc.	677,405	39,838,188
Colgate-Palmolive Co.	872,600	50,410,102
Procter & Gamble Co., The	1,765,155	137,487,923

		227,736,213

Electronic/Electrical Manufacturing (5.71%)
Agilent Technologies Inc.	548,071	25,562,031
Emerson Electric Co.	729,400	44,033,878
General Electric Co.	3,848,900	89,063,546
Linear Technology Corp.	1,023,400	39,226,922

		197,886,377

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.78%)
Berkshire Hathaway Inc. Class A (a)	162	$27,062,100
Berkshire Hathaway Inc. Class B (a)	143	15,904

		27,078,004

Health Care (12.93%)
Abbott Laboratories	847,500	28,247,175
AbbVie Inc.	847,500	36,111,975
Amgen Inc.	106,300	11,580,322
Baxter International Inc.	43,600	3,032,816
Eli Lilly & Co.	997,000	51,245,800
Johnson & Johnson	2,481,600	214,435,056
Merck & Co. Inc.	419,400	19,833,426
Pfizer Inc.	2,239,031	63,163,064
Zoetis Inc.	705,696	20,571,038

		448,220,672

Machinery & Manufacturing (6.96%)
3M Co.	564,000	64,059,124
ASML Holding NV NY Reg. Shares	38,400	3,343,104
Caterpillar Inc.	877,700	72,445,358
Deere & Co.	30,900	2,584,476
Donaldson Company Inc.	112,800	3,975,072
HNI Corp.	1,439,200	48,184,416
Illinois Tool Works Inc.	652,500	46,634,175

		241,225,725

Media & Broadcasting (4.79%)
Walt Disney Co., The	2,728,640	165,983,171

Mining & Metals (3.29%)
BHP Billiton PLC	941,859	27,420,111
Nucor Corp.	531,200	24,164,288
Rio Tinto PLC	476,280	21,507,531
Rio Tinto PLC ADR	907,200	40,923,792

		114,015,722

Oil & Gas (15.08%)
BG Group PLC	3,199,100	60,849,934
Bill Barrett Corp. (a)	1,032,400	22,227,572
Chevron Corp.	1,060,000	127,655,800
Devon Energy Corp.	212,204	12,114,726
Dril-Quip Inc. (a)	16,100	1,642,361
Exxon Mobil Corp.	2,615,200	227,940,832
Imperial Oil Ltd.	25,300	1,057,287
Noble Energy Inc.	89,300	5,485,699
Royal Dutch Shell PLC ADR Class A	487,900	31,513,461
Schlumberger Ltd.	59,100	4,783,554
Spectra Energy Corp.	399,950	13,242,344
Tidewater Inc.	154,191	8,320,146
Woodside Petroleum Ltd.	173,103	5,881,414

		522,715,130

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (2.82%)
Wal-Mart Stores Inc.	1,339,100	$97,727,518

Telecom & Telecom Equipment (3.46%)
AT&T Inc.	2,140,534	72,414,265
Corning Inc.	1,284,600	18,035,784
Verizon Communications Inc.	624,900	29,607,762

		120,057,811

Transportation (0.31%)
GATX Corp.	190,700	8,631,082
Union Pacific Corp.	14,400	2,210,976

		10,842,058

Utilities & Energy (0.58%)
Duke Energy Corp.	306,966	20,136,970

Total Common Stocks
(cost $1,150,449,750)		3,410,586,897

Short-term Investments (1.11%)
JPMorgan U.S. Government Money Market Fund	38,551,274	38,551,274

Total Short-term Investments
(cost $38,551,274)		38,551,274

TOTAL INVESTMENTS (99.48%)
(cost $1,189,001,024)		3,449,138,171
OTHER ASSETS, NET OF LIABILITIES (0.52%)		18,201,740

NET ASSETS (100.00%)		$3,467,339,911

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (58.04%)
Agriculture, Foods, & Beverage (6.85%)
Archer-Daniels-Midland Co.	940,561	$33,117,153
Campbell Soup Co.	26,000	1,122,680
Coca-Cola Co., The	410,000	15,653,800
Kellogg Co.	310,000	18,820,100
Nestle SA ADR	252,500	16,526,125
PepsiCo Inc.	110,100	8,778,273
Sysco Corp.	165,300	5,292,906

		99,311,037

Banks (3.09%)
M&T Bank Corp.	58,300	6,607,722
Northern Trust Corp.	104,700	5,744,889
Suntrust Banks Inc.	54,300	1,738,686
Wells Fargo & Co.	747,600	30,711,408

		44,802,705

Building Materials & Construction (0.62%)
Lafarge SA	21,338	1,303,051
Vulcan Materials Co.	160,200	7,657,560

		8,960,611

Chemicals (6.07%)
Air Products & Chemicals Inc.	230,000	23,492,200
Dow Chemical Co., The	69,000	2,580,600
E.I. du Pont de Nemours & Co.	132,105	7,479,785
International Flavors & Fragrances Inc.	120,000	9,481,200
Novozymes A/S B Shares	124,350	4,532,562
Sigma-Aldrich Corp.	491,000	40,492,770

		88,059,117

Computer Software & Services (0.74%)
Automatic Data Processing Inc.	47,400	3,372,984
Facebook Inc. Class A (a)	11,400	470,706
Google Inc. Class A (a)	3,550	3,006,495
SAP AG	52,800	3,903,413

		10,753,598

Computers (3.07%)
Hewlett-Packard Co.	754,000	16,844,360
International Business Machines Corp.	152,100	27,723,267

		44,567,627

Consumer & Marketing (3.43%)
AptarGroup Inc.	134,100	7,886,421
Colgate-Palmolive Co.	80,000	4,621,600
Procter & Gamble Co., The	477,700	37,208,053

		49,716,074

Electronic/Electrical Manufacturing (2.66%)
Agilent Technologies Inc.	143,787	6,706,226
Emerson Electric Co.	98,600	5,952,482
General Electric Co.	796,300	18,426,382
KLA-Tencor Corp.	45,100	2,487,265

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Linear Technology Corp.	130,100	$4,986,733

		38,559,088

Financial Services (0.40%)
Berkshire Hathaway Inc. Class A (a)	34	5,679,700
Berkshire Hathaway Inc. Class B (a)	533	59,280

		5,738,980

Health Care (7.90%)
Abbott Laboratories	92,000	3,066,360
AbbVie Inc.	92,000	3,920,120
Allergan Inc.	154,800	13,681,224
Amgen Inc.	53,100	5,784,714
Baxter International Inc.	29,100	2,024,196
Eli Lilly & Co.	212,000	10,896,800
Johnson & Johnson	417,700	36,093,457
Medtronic Inc.	21,600	1,117,800
Merck & Co. Inc.	144,100	6,814,489
Pfizer Inc.	728,140	20,540,829
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	3,971,058
Zoetis Inc.	229,495	6,689,779

		114,600,826

Machinery & Manufacturing (4.03%)
3M Co.	124,600	14,152,069
ASML Holding NV NY Reg. Shares	7,600	661,656
Caterpillar Inc.	262,400	21,658,496
Deere & Co.	38,700	3,236,868
Donaldson Company Inc.	115,800	4,080,792
HNI Corp.	160,000	5,356,800
Illinois Tool Works Inc.	130,600	9,333,982

		58,480,663

Media & Broadcasting (4.49%)
Lee Enterprises Inc. Class A (a)	84,000	248,640
Walt Disney Co., The	1,065,995	64,844,476

		65,093,116

Mining & Metals (3.16%)
BHP Billiton PLC	169,900	4,946,257
Newmont Mining Corp.	29,200	927,684
Nucor Corp.	436,800	19,870,032
Rio Tinto PLC	153,825	6,946,326
Rio Tinto PLC ADR	293,000	13,217,230

		45,907,529

Oil & Gas (7.50%)
BG Group PLC	256,800	4,884,581
Bill Barrett Corp. (a)	100,000	2,153,000
Chevron Corp.	288,000	34,683,840
Devon Energy Corp.	76,170	4,348,545
Exxon Mobil Corp.	448,000	39,047,680

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Noble Energy Inc.	39,800	$2,444,914
Royal Dutch Shell PLC ADR Class A	216,400	13,977,276
Schlumberger Ltd.	25,900	2,096,346
Spectra Energy Corp.	79,650	2,637,212
Woodside Petroleum Ltd.	73,477	2,496,483

		108,769,877

Retailers (1.39%)
Wal-Mart Stores Inc.	276,700	20,193,566

Telecom & Telecom Equipment (2.10%)
AT&T Inc.	533,359	18,043,535
Cisco Systems Inc.	189,400	4,414,914
Corning Inc.	372,300	5,227,092
Verizon Communications Inc.	57,800	2,738,564

		30,424,105

Transportation (0.21%)
GATX Corp.	68,200	3,086,732

Utilities & Energy (0.33%)
Duke Energy Corp.	72,333	4,745,045

Total Common Stocks
(cost $303,117,596)		841,770,296

	Principal amount	Value
Corporate Bonds (17.62%)
Aerospace/Defense (0.07%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$1,000,000	$989,634

Agriculture, Foods, & Beverage (1.29%)
General Mills Inc.
5.200%, 03/17/2015	500,000	534,068
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,107,065
Hershey Co.
5.450%, 09/01/2016	500,000	557,880
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,158,392
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,283,156
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,129,238
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,124,000
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,093,916
Pepsico Inc.
2.750%, 03/05/2022	1,000,000	941,805
Kellogg Co.
3.125%, 05/17/2022	1,000,000	962,644
Sysco Corp.
2.600%, 06/12/2022	1,000,000	936,186

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Campbell Soup Co.
2.500%, 08/02/2022	$1,000,000	$899,049
Kellogg Co.
2.750%, 03/01/2023	1,000,000	920,837
Pepsico Inc.
2.750%, 03/01/2023	1,000,000	924,625
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,864,992
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,217,732

		18,655,585

Automotive (0.27%)
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,055,662
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	982,809
2.625%, 01/10/2023	1,000,000	920,230

		3,958,701

Banks (0.59%)
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	516,910
US Bank NA
4.950%, 10/30/2014	1,500,000	1,575,132
Wachovia Bank NA
5.600%, 03/15/2016	750,000	828,029
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,098,502
5.300%, 03/15/2017	500,000	545,442
Wachovia Corp.
5.750%, 06/15/2017	750,000	854,241
Wachovia Bank NA
6.000%, 11/15/2017	500,000	572,095
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	570,290
Bank of New York Mellon
2.100%, 08/01/2018	1,000,000	997,328
US Bancorp
3.000%, 03/15/2022	1,000,000	968,496

		8,526,465

Chemicals (0.73%)
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,082,938
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,063,045
5.375%, 11/01/2016	1,000,000	1,123,040
2.450%, 02/15/2022	2,000,000	1,858,854
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,181,566
PPG Industries Inc.
2.700%, 08/15/2022	500,000	460,442
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	928,865

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Praxair Inc.
2.700%, 02/21/2023	$1,000,000	$936,097

		10,634,847

Commercial Service/Supply (0.17%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	541,574
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	1,926,122

		2,467,696

Computer Software & Services (0.78%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	995,865
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,132,324
2.125%, 11/15/2022	2,000,000	1,791,342
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,844,216
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	907,004
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,685,966
Oracle Corp.
3.625%, 07/15/2023	1,000,000	992,257

		11,348,974

Computers (0.41%)
International Business
Machines Corp.
5.700%, 09/14/2017	1,000,000	1,149,609
1.875%, 05/15/2019	3,000,000	2,927,952
1.625%, 05/15/2020	2,000,000	1,856,358

		5,933,919

Consumer & Marketing (1.60%)
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,054,782
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,099,726
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,741,890
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,145,352
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,139,563
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,217,233
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,064,622
2.625%, 01/15/2022	1,000,000	951,070

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Procter & Gamble Co., The
2.300%, 02/06/2022	$1,000,000	$944,730
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	1,864,862
1.950%, 02/01/2023	1,000,000	890,151
2.100%, 05/01/2023	2,000,000	1,803,034
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,364,908
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	916,938
Procter & Gamble Co., The
3.100%, 08/15/2023	2,000,000	1,958,124

		23,156,985

Electronic/Electrical Manufacturing (0.25%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,141,994
5.250%, 10/15/2018	500,000	566,152
General Electric Co.
2.700%, 10/09/2022	1,000,000	932,990
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	941,774

		3,582,910

Financial Services (0.51%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	556,185
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	557,033
5.400%, 02/15/2017	500,000	558,119
5.625%, 09/15/2017	500,000	565,710
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,703,438
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	570,434
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,037,517
General Electric Capital Corp.
3.150%, 09/07/2022	1,000,000	929,125
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	930,483

		7,408,044

Health Care (2.20%)
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,011,379
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,017,356
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	3,000,000	3,071,889
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,074,394

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Baxter International Inc.
1.850%, 01/15/2017	$1,000,000	$1,003,975
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,120,166
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,134,999
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,143,903
AstraZeneca PLC
5.900%, 09/15/2017	750,000	866,775
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	577,328
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,152,679
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,267,100
AstraZeneca PLC
1.950%, 09/18/2019	500,000	483,654
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	981,950
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	1,949,554
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,336,664
Baxter International Inc.
2.400%, 08/15/2022	1,000,000	916,200
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	918,468
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,842,560
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	936,741
Medtronic Inc.
2.750%, 04/01/2023	500,000	464,714
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	2,800,347
Baxter International Inc.
3.200%, 06/15/2023	1,000,000	964,904
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	1,898,706

		31,936,405

Machinery & Manufacturing (1.57%)
Cooper U.S. Inc.
5.450%, 04/01/2015	500,000	534,021
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,048,588
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,650,160
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,122,351
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,133,243

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
United Technologies Corp.
5.375%, 12/15/2017	$1,500,000	$1,713,306
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,137,129
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,141,391
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,074,390
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	946,589
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	944,225
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	974,557
Deere & Co.
2.600%, 06/08/2022	2,000,000	1,875,404
Covidien International
3.200%, 06/15/2022	2,000,000	1,943,244
3M Co.
2.000%, 06/26/2022	1,500,000	1,386,925
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	915,802
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	916,209
Covidien International
2.950%, 06/15/2023	1,000,000	932,687
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	460,292

		22,850,513

Media & Broadcasting (0.28%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,155,058
Comcast Corp.
3.125%, 07/15/2022	2,000,000	1,935,936
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	919,345

		4,010,339

Mining & Metals (0.56%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	2,192,184
5.400%, 03/29/2017	500,000	559,378
Rio Tinto Finance USA Ltd. PLC
2.250%, 12/14/2018	500,000	484,737
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,304,489
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	972,558
Alcoa Inc.
5.870%, 02/23/2022	756,000	747,109

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Rio Tinto Finance USA Ltd. PLC
2.875%, 08/21/2022	$1,000,000	$904,043

		8,164,498

Oil & Gas (1.56%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	566,759
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,123,010
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,488,555
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,138,372
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,131,765
Shell International Finance
1.900%, 08/10/2018	1,000,000	994,041
Total Capital SA
2.125%, 08/10/2018	1,000,000	996,623
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,406,887
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,297,366
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,090,018
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,823,568
Shell International Finance
2.375%, 08/21/2022	1,000,000	914,160
Chevron Corp.
2.355%, 12/05/2022	1,000,000	910,226
Total Capital International SA
2.700%, 01/25/2023	1,000,000	921,336
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,814,974
Chevron Corp.
3.191%, 06/24/2023	1,000,000	970,535

		22,588,195

Retailers (0.97%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,087,224
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,107,199
Target Corp.
5.875%, 07/15/2016	1,300,000	1,470,152
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,126,019
Target Corp.
5.375%, 05/01/2017	1,500,000	1,698,675
6.000%, 01/15/2018	500,000	582,262
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,166,496
4.250%, 04/15/2021	2,000,000	2,154,942
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	973,452

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Home Depot Inc.
2.700%, 04/01/2023	$2,000,000	$1,866,262
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	920,839

		14,153,522

Telecom & Telecom Equipment (0.48%)
Verizon Communications Inc.
5.500%, 02/15/2018	500,000	564,346
AT&T Inc.
3.000%, 02/15/2022	3,000,000	2,817,786
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	883,492
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,760,122
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	912,135

		6,937,881

Transportation (0.40%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,140,620
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	472,066
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,852,848
Burlington North Santa Fe
3.000%, 03/15/2023	1,500,000	1,398,060
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	929,946

		5,793,540

Utilities & Energy (2.93%)
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,061,078
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,192,184
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,191,732
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,124,525
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,135,424
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	572,470
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,702,944
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,139,904
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,145,568
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	579,328
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,146,702

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Consolidated Edison Co. NY
5.850%, 04/01/2018	$500,000	$581,860
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,129,876
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	569,940
Kentucky Utilities
3.250%, 11/01/2020	500,000	509,952
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,113,030
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	1,907,490
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	966,264
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	951,670
Detroit Edison Co.
2.650%, 06/15/2022	500,000	472,860
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	915,953
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	943,005
Northern States Power Co.
2.150%, 08/15/2022	500,000	453,984
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	905,599
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	941,038
PPL Electric Utilities
2.500%, 09/01/2022	500,000	465,429
PECO Energy Co.
2.375%, 09/15/2022	500,000	464,175
Public Service of Colorado
2.250%, 09/15/2022	1,000,000	909,110
Tampa Electric Co.
2.600%, 09/15/2022	500,000	467,302
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	459,416
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	919,634
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	937,416
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	926,594
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,821,098
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,893,074
Pacificorp
2.950%, 06/01/2023	1,000,000	956,580
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	950,739
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	989,628
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	991,718

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
DTE Electric Co.
3.650%, 03/15/2024	$2,000,000	$2,010,548

		42,516,841

Total Corporate Bonds
(cost $252,420,492)		255,615,494

Foreign Government Bonds (0.20%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,823,595

Total Foreign Government Bonds
(cost $2,496,233)		2,823,595

Government Agency Securities (b) (2.05%)
Agency Commercial Mortgage-Backed Securities (1.83%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	9,690,030
2.839%, 10/25/2022	9,979,319	10,131,024
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	6,701,478

		26,522,532

Agency Notes & Bonds (0.22%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,153,618
3.875%, 02/15/2021	2,000,000	2,121,476

		3,275,094

Total Government Agency Securities
(cost $30,342,958)		29,797,626

U.S. Treasury Obligations (20.59%)
U.S. Treasury Notes
4.250%, 11/15/2013	10,000,000	10,082,810
4.000%, 02/15/2014	10,000,000	10,175,780
4.250%, 11/15/2014	20,000,000	20,967,960
4.000%, 02/15/2015	15,000,000	15,807,420
4.125%, 05/15/2015	20,000,000	21,282,040
4.500%, 02/15/2016	15,000,000	16,437,885
5.125%, 05/15/2016	20,000,000	22,393,760
4.625%, 02/15/2017	20,000,000	22,457,820
3.250%, 03/31/2017	5,000,000	5,385,545
3.500%, 02/15/2018	20,000,000	21,810,940
3.750%, 11/15/2018	10,000,000	11,043,750
3.125%, 05/15/2019	20,000,000	21,423,440
3.625%, 08/15/2019	10,000,000	10,975,780
3.375%, 11/15/2019	10,000,000	10,843,750
3.625%, 02/15/2020	10,000,000	10,981,250
3.500%, 05/15/2020	20,000,000	21,785,940
3.625%, 02/15/2021	10,000,000	10,925,780
2.000%, 11/15/2021	25,000,000	24,085,950
2.500%, 08/15/2023	10,000,000	9,784,380

Total U.S. Treasury Obligations
(cost $281,443,474)		298,651,980

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Shares	Value
Short-term Investments (1.25%)
JPMorgan U.S. Government Money Market Fund	18,146,453	$18,146,453

Total Short-term Investments
(cost $18,146,453)		18,146,453

TOTAL INVESTMENTS (99.75%)
(cost $887,967,206)		1,446,805,444
OTHER ASSETS, NET OF LIABILITIES (0.25%)		3,568,066

NET ASSETS (100.00%)		$1,450,373,510

(a)	Non-income producing security.
(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2013

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (98.75%)
U.S. Treasury Notes
3.125%, 09/30/2013	$15,000,000	$15,033,990
4.000%, 02/15/2014	10,000,000	10,175,780
4.750%, 05/15/2014	10,000,000	10,322,660
2.625%, 06/30/2014	10,000,000	10,204,300
4.250%, 08/15/2014	10,000,000	10,387,500
4.250%, 11/15/2014	5,000,000	5,241,990
4.000%, 02/15/2015	5,000,000	5,269,140
4.125%, 05/15/2015	5,000,000	5,320,510
1.750%, 07/31/2015	10,000,000	10,259,380
4.250%, 08/15/2015	20,000,000	21,494,540
2.625%, 02/29/2016	10,000,000	10,509,380
2.625%, 04/30/2016	20,000,000	21,043,760
1.500%, 06/30/2016	8,000,000	8,175,000
1.000%, 10/31/2016	10,000,000	10,041,410
3.000%, 02/28/2017	10,000,000	10,681,250
2.375%, 07/31/2017	10,000,000	10,447,660
1.875%, 08/31/2017	10,000,000	10,250,000
1.875%, 09/30/2017	10,000,000	10,240,620
1.875%, 10/31/2017	10,000,000	10,231,250
2.250%, 11/30/2017	10,000,000	10,380,470
2.750%, 12/31/2017	12,500,000	13,230,475
2.625%, 01/31/2018	20,000,000	21,051,560
2.750%, 02/28/2018	10,000,000	10,581,250
2.875%, 03/31/2018	10,000,000	10,632,030
2.625%, 04/30/2018	10,000,000	10,513,280
2.375%, 05/31/2018	10,000,000	10,396,090
2.375%, 06/30/2018	10,000,000	10,385,940
2.250%, 07/31/2018	10,000,000	10,319,530
1.375%, 09/30/2018	10,000,000	9,878,120
1.375%, 11/30/2018	10,000,000	9,846,090
1.375%, 12/31/2018	10,000,000	9,828,910
1.250%, 01/31/2019	10,000,000	9,746,880
1.375%, 02/28/2019	10,000,000	9,791,410
1.500%, 03/31/2019	10,000,000	9,840,620
1.125%, 05/31/2019	10,000,000	9,599,220

Total U.S. Treasury Obligations
(cost $381,434,719)		381,351,995

	Shares	Value
Short-term Investments (0.74%)
JPMorgan U.S. Government Money Market Fund	2,852,963	$2,852,963

Total Short-term Investments
(cost $2,852,963)		2,852,963

TOTAL INVESTMENTS (99.49%)
(cost $384,287,682)		384,204,958
OTHER ASSETS, NET OF LIABILITIES (0.51%)		1,988,319

NET ASSETS (100.00%)		$386,193,277

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (98.16%)
Alabama (1.81%)
City of Hoover, Alabama, General Obligation Warrants (Prerefunded to 03-01-2014 @ 102) (b)	5.000%	03/01/2017	Aa1	$2,000,000	$2,087,160
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	1,030,000	1,190,412
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,294,354
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	918,680
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,733,777
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,603,815
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,702,085

					11,530,283

Alaska (1.61%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	NR	2,000,000	2,129,140
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,003,758
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	607,172
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	306,180
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA+	1,000,000	1,053,300
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	669,271
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,151,769
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,026,430
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	Aa2	1,190,000	1,310,368

					10,257,388

Arizona (5.48%)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	902,916
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	558,484
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	AA-	450,000	487,076
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	541,800
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A3	4,180,000	4,694,600
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	AA-	1,965,000	2,247,449
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	547,440
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,606,800
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	996,520
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,063,050
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	720,000	707,897
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	A+	1,500,000	1,444,965
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	A+	500,000	564,170
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	AA-	1,000,000	1,131,610
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,075,620
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,109,040
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	1,360,000	1,300,078

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	$2,575,000	$2,461,546
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,570,545
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	A+	1,060,000	1,176,346
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,796,831
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,618,800
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,065,860
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,197,247
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	1,974,220

					34,840,910

Arkansas (2.22%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA-	1,390,000	1,436,092
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	Aa3	1,250,000	1,259,238
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2021	Aa3	645,000	636,963
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds (Prerefunded to 02-01-2015 @ 100) (b)	4.000%	02/01/2021	Aa3	1,515,000	1,592,462
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,388,521
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2022	Aa3	660,000	632,874
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	3.000%	02/01/2022	Aa3	1,000,000	951,300
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2022	Aa2	980,000	948,199
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	110,423
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	Aa3	675,000	631,706
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	367,733
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,057,300
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,586,670
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	538,625

					14,138,106

California (3.35%)
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,645,941
State of California, Various Purpose General Obligation Refunding Bonds (Prerefunded to 11-01-2013 @ 100) (b)	5.250%	11/01/2015	AA+	2,145,000	2,161,774
State of California, Various Purpose General Obligation Refunding Bonds (Prerefunded to 11-01-2013 @ 100) (b)	5.250%	11/01/2015	A	855,000	861,754
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	781,603
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	812,304
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,239,112
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	3,019,886
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	853,473
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,739,173

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	$1,435,000	$1,530,140
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	883,321
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	605,268
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	AA	1,115,000	1,154,739
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	AA	1,275,000	1,320,874
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,683,925
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,024,150

					21,317,437

Colorado (3.27%)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2015	Aa2	510,000	555,364
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,804,572
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2019	Aa2	600,000	656,130
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,255,000	2,254,932
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,448,650
St. Vrain Valley School District No. RE-1J, (Boulder, Larimer and Weld Counties, and the City and County of Broomfield, Colorado), General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,820,000	2,840,558
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	4,215,000	4,046,484
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,593,525
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,544,813
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,075,980

					20,821,008

Connecticut (2.31%)
The University of Connecticut, General Obligation Bonds, Series A 2004 (Prerefunded to 01-15-2014 @ 100) (b)	5.000%	01/15/2018	Aa3	600,000	610,344
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	563,390
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	567,588
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	600,000	604,992
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	531,350
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,023,747
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	599,094
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,550,000	1,405,881
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	2,450,000	2,130,348
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	620,000	633,975
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,400,000	2,074,416
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,038,290
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,875,258

					14,658,673

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Delaware (0.64%)
State of Delaware, General Obligation Bonds, Series 2007A (Prerefunded to 05-01-2015 @ 100) (b)	4.250%	05/01/2021	Aaa	$1,125,000	$1,198,328
New Castle County, Delaware, General Obligation Bonds, Series 2012B	3.000%	07/15/2023	Aaa	1,000,000	983,180
The State of Delaware, General Obligation Bonds, Series 2013B	3.000%	02/01/2024	Aaa	2,000,000	1,901,440

					4,082,948

Florida (6.18%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,120,410
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,151,806
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,229,845
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	Aa2	1,220,000	1,244,937
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,528,666
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	Aa1	1,170,000	1,275,206
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,064,690
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,677,030
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	650,952
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,080,910
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,513,040
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	Aa1	1,215,000	1,308,774
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,517,715
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,853,925
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	409,749
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	Aa1	1,290,000	1,373,334
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	221,824
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A	3,000,000	3,135,630
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,589,075
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,222,100
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,728,977
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	AA-	2,000,000	2,156,580
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	428,768
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,079,860
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	764,842

					39,328,645

Georgia (1.72%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	209,500
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	263,725
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	1,999,985
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,151,970
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,826,282
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	794,018
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,108,980
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,071,730
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	2,300,000	2,504,953

					10,931,143

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Hawaii (0.80%)
City and County of Honolulu, General Obligation Bonds, Series 2005F (Prerefunded to 07-01-2015 @ 100) (b)	5.000%	07/01/2026	Aa1	$2,140,000	$2,316,079
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,178,160
County of Hawaii, General Obligation Bonds, 2013 Series A	5.000%	09/01/2031	AA-	575,000	602,123

					5,096,362

Idaho (0.17%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	1,000,000	1,068,200

Illinois (2.62%)
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2015	Aa2	700,000	702,380
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2015	Aa2	345,000	346,173
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2016	Aa2	735,000	737,499
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2016	Aa2	365,000	366,241
Community Unit School District Number 200-U Will County, Illinois (Prerefunded to 11-01-2015 @ 100) (b)	5.000%	11/01/2019	A1	1,650,000	1,810,479
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	5,194,550
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	1,360,000	1,415,665
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,578,332
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,294,044
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,154,480
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005 (Prerefunded to 01-01-2015 @ 100) (b)	5.000%	01/01/2024	Aa2	130,000	137,966
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	870,000	899,354

					16,637,163

Indiana (2.00%)
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,787,161
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	238,703
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	927,709
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,206,472
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	254,087
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,315,742
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	546,955
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	190,763
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,151,457
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	223,402
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	217,090
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,066,840

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	$1,530,000	$1,600,150

					12,726,531

Iowa (2.58%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa1	990,000	1,049,202
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa1	975,000	1,038,502
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	546,910
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A (Prerefunded to 06-01-2014 @ 100) (b)	5.000%	06/01/2018	Aaa	850,000	880,234
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa1	1,190,000	1,289,210
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	Aa3	1,200,000	1,222,596
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa1	1,350,000	1,415,259
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,883,044
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,843,730
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,130,460
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,060,760
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,046,590

					16,406,497

Kansas (3.90%)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,166,740
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A (Prerefunded to 09-01-2014 @ 100) (b)	4.250%	09/01/2016	Aaa	1,220,000	1,269,032
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aa3	670,000	677,738
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004 (Prerefunded to 09-01-2014 @ 100) (b)	5.000%	09/01/2018	A1	1,000,000	1,047,090
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	540,000	591,089
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	370,000	404,602
City of Wichita, Kansas, General Obligation Bonds, Series 790 (Prerefunded to 09-01-2014 @ 101) (b)	4.375%	09/01/2019	Aa1	980,000	1,029,882
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,068,020
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	1,776,317
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	952,549
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,721,703
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,017,284
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,158,240
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,180,294
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,335,728
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,365,898
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C	4.500%	09/01/2028	Aa2	3,000,000	3,058,500

					24,820,706

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (1.69%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	$1,275,000	$1,376,872
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,152,649
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,689,527
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,815,689
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,601,475
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,054,000
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,044,110

					10,734,322

Louisiana (0.29%)
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,402,203
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa2	405,000	433,054

					1,835,257

Maine (0.61%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	A+	100,000	108,297
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	A+	3,515,000	3,767,728

					3,876,025

Maryland (1.71%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	450,687
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	4.000%	10/01/2017	Aaa	455,000	488,670
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,113,280
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2012, Second Series B, Tax-Exempt Bonds	2.250%	08/01/2023	Aaa	2,000,000	1,772,880
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,147,687
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,244,539
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,631,775

					10,849,518

Massachusetts (0.18%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax) (Prerefunded to 11-15-2013 @ 100) (b)	5.000%	11/15/2016	Aa2	1,135,000	1,145,714

Michigan (3.27%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	548,200
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	501,103
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,028,720
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	476,255
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	AA	2,000,000	2,136,700
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	736,743

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	$275,000	$302,093
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	501,790
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	AA	1,485,000	1,518,932
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	435,764
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	645,348
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,024,666
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	698,677
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,363,811
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,262,330
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,192,153
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	3,669,474
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	727,522

					20,770,281

Minnesota (0.66%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,099,766
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,095,480

					4,195,246

Mississippi (2.56%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa2	2,000,000	2,000,000
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,217,600
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005 (Prerefunded to 05-01-2014 @ 100) (b)	4.000%	05/01/2018	Aa1	1,585,000	1,624,229
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A1	1,000,000	1,049,510
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	521,678
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	525,000	576,592
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	538,720
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	430,976
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,109,040
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	AA-	2,480,000	2,694,371
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	NR	2,290,000	2,450,918
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	NR	1,000,000	1,063,350

					16,276,984

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (3.02%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	$1,850,000	$1,915,028
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,133,988
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	557,284
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	545,000	566,947
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,599,321
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,149,282
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,148,860
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,053,485
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,076,440

					19,200,635

Montana (0.08%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	519,204

Nebraska (2.40%)
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2018	Aa1	2,140,000	2,330,995
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2019	Aa1	2,140,000	2,330,995
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,658,931
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,349,172
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,726,826
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,141,180
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,037,131
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	681,331

					15,256,561

New Hampshire (0.57%)
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A	4.750%	07/15/2016	Aa1	400,000	428,432
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A (Prerefunded to 07-15-2015 @ 100) (b)	4.750%	07/15/2016	NR	115,000	124,019
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,495,932
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	A1	1,500,000	1,576,965

					3,625,348

New Jersey (4.34%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,317,660
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005 (Prerefunded to 07-15-2014 @ 100) (b)	4.000%	07/15/2018	Aa2	1,230,000	1,269,864
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,410,000	1,452,046

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	$1,900,000	$1,956,335
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,682,758
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,184,962
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA	315,000	317,252
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	804,585
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,757,197
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA	685,000	676,068
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,309,911
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA	750,000	794,220
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA	600,000	576,516
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	3.000%	01/15/2023	Aa2	1,065,000	992,655
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA	465,000	479,541
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,446,609
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B, General Improvement Bonds of 2012	2.125%	12/15/2024	Aaa	1,856,000	1,543,190
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aa2	1,140,000	1,026,388

					27,587,757

New Mexico (2.95%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,882,095
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa2	1,500,000	1,602,555
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005 (Prerefunded to 05-15-2015 @ 100) (b)	5.000%	05/15/2022	AA-	1,365,000	1,472,125
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	1,973,760
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005 (Prerefunded to 05-15-2015 @ 100) (b)	5.000%	05/15/2023	AA-	1,320,000	1,423,594
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,569,192
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,105,640
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,033,070
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	662,951
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	670,474
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	682,036
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	692,318

					18,769,810

New York (2.45%)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B (Economically Defeased to 06-15-2015 @ 100) (b)	4.000%	06/15/2017	Aa3	1,000,000	1,064,070
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,169,680

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	$1,665,000	$1,712,369
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	832,433
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	714,863
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA	410,000	428,643
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	640,550
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A2	3,000,000	3,091,800
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,308,390
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA	465,000	473,649
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,654,810
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	468,814
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,020,820

					15,580,891

North Carolina (1.65%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aa1	1,000,000	1,069,530
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	916,526
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa2	1,000,000	1,112,290
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	AA-	545,000	582,518
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,054,090
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,046,410
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2024	Aaa	455,000	445,086
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,613,250
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2025	Aaa	455,000	428,810
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,053,720
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa2	1,210,000	1,191,003

					10,513,233

North Dakota (0.65%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2016	Aaa	1,915,000	1,921,722
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2017	Aaa	1,225,000	1,229,300
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,001,270

					4,152,292

Ohio (2.28%)
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aa1	705,000	707,312
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,696,051
State of Ohio, Common Schools General Obligation Bonds, Series 2005C (Prerefunded to 06-15-2015 @ 100) (b)	4.300%	06/15/2021	Aa1	2,000,000	2,135,800
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,157,600

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	$2,840,000	$2,948,772
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,217,430
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	2,078,660
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,541,154

					14,482,779

Oklahoma (1.02%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AA+	1,230,000	1,359,950
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,641,875
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,583,411
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	930,000	889,359

					6,474,595

Oregon (2.34%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,304,818
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004 (Prerefunded to 06-01-2014 @ 100) (b)	4.750%	06/01/2018	Aa3	500,000	516,675
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004 (Prerefunded to 06-15-2014 @ 100) (b)	5.000%	06/15/2018	Aa3	1,625,000	1,685,190
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	190,000	194,737
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,075,520
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,646,550
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,373,371
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	891,854
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	670,000	802,070
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	897,840
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,363,582
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,131,880

					14,884,087

Pennsylvania (2.28%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (Prerefunded to 05-15-2014 @ 100) (b)	4.500%	05/15/2016	A+	1,070,000	1,101,758
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (Prerefunded to 05-15-2014 @ 100) (b)	4.500%	05/15/2017	A+	1,010,000	1,039,977
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,068,223
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (Prerefunded to 05-15-2014 @ 100) (b)	4.750%	05/15/2018	A+	1,160,000	1,196,436
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,032,330
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,439,541
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa2	1,605,000	1,670,195

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa2	$2,505,000	$2,552,846
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	2,200,000	2,386,318

					14,487,624

Rhode Island (0.17%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,077,790

South Carolina (1.85%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,060,530
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	AA-	2,315,000	2,471,726
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,768,800
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,100,008
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,049,040
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	865,792
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,217,225
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,219,119

					11,752,240

South Dakota (0.28%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.150%	01/15/2020	AA-	1,130,000	1,076,359
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.500%	01/15/2022	AA-	475,000	436,658
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	241,802

					1,754,819

Tennessee (2.48%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,134,788
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	652,563
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,070,528
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	670,000	655,876
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	2,000,000	2,151,840
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	2,000,000	2,091,040
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.400%	10/01/2023	AA+	1,050,000	1,136,352
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series CC-2013	3.000%	07/01/2024	Aa2	590,000	562,117
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,051,860
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series CC-2013	3.000%	07/01/2025	Aa2	640,000	588,026
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,000,000	2,080,100
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series CC-2013	3.000%	07/01/2026	Aa2	650,000	577,187

					15,752,277

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (3.72%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	$1,000,000	$1,167,910
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A (Prerefunded to 02-15-2016 @ 100) (b)	5.000%	02/15/2020	AA+	1,535,000	1,698,247
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	524,991
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,075,180
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	501,640
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	417,461
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	438,932
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	AA-	2,345,000	2,559,098
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	AA-	2,000,000	2,165,680
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,233,747
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,697,760
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,280,020
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	AA-	2,465,000	2,654,361
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,107,010
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	1,000,000	1,044,980
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA	1,000,000	1,020,010
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,082,130

					23,669,157

Utah (0.89%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	448,507
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	644,748
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,549,586
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,035,739

					5,678,580

Virginia (2.82%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,072,346
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,727,858
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (b)	4.125%	12/01/2020	Aaa	2,100,000	2,323,503
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,600,695
County of Culpeper, Virginia, General Obligation School and Refunding Bonds, Series 2012	3.000%	01/15/2022	Aa2	940,000	931,737
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,339,901
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,400,000	1,443,456

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (Cont.)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A (Prerefunded to 08-01-2014 @ 100) (b)	4.750%	08/01/2026	Aa1	$1,000,000	$1,040,860
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	AA-	2,000,000	2,458,720
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa2	1,205,000	1,123,831
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	1,864,960

					17,927,867

Washington (4.27%)
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2004 (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2017	Aa3	705,000	713,058
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004 (Prerefunded to 12-01-2014 @ 100) (b)	5.000%	12/01/2017	Aa2	1,000,000	1,058,070
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2004 (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2018	Aa3	740,000	748,458
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,000,000	1,074,550
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	NR	985,000	1,035,334
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	NR	15,000	17,140
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA	2,000,000	1,856,120
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	1,020,000	969,755
Renton School District No. 403, King County, Washington, Unlimited Tax General Obligation Bonds, 2003 (Prerefunded to 12-01-2013 @ 100) (b)	4.625%	12/01/2022	Aa2	2,000,000	2,021,320
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	568,580
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A2	1,000,000	1,045,500
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	1,891,444
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,186,080
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	AA-	565,000	599,448
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	Aa2	1,325,000	1,497,780
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,069,420
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,176,300
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	AA-	500,000	527,765
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,494,925
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,603,095

					27,154,142

West Virginia (1.91%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A+	2,510,000	2,791,371
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A+	3,200,000	3,516,032
West Virginia University Board of Governors, University Revenue Improvement Bonds (West Virginia University Projects), 2004 Series C (Prerefunded to 10-01-2014 @ 100) (b)	5.000%	10/01/2024	A+	2,500,000	2,627,625

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (Cont.)
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA	$1,105,000	$1,098,845
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA	2,180,000	2,131,146

					12,165,019

Wisconsin (1.83%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	350,000	325,892
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	577,057
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aa2	1,000,000	1,065,830
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	375,000	348,086
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa2	800,000	866,320
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	385,000	349,399
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa2	2,335,000	2,435,498
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa2	300,000	323,112
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,059,190
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C	5.000%	04/01/2029	AA+	3,000,000	3,164,700
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	1,000,000	1,135,450

					11,650,534

Wyoming (0.28%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	1,700,000	1,792,684

Total Long-term Municipal Bonds
(cost $614,919,753)					624,255,272

	Shares	Value
Short-term Investments (1.18%)
JPMorgan Tax Free Money Market Fund	7,499,679	$7,499,679

Total Short-term Investments
(cost $7,499,679)		7,499,679

TOTAL INVESTMENTS (99.34%)
(cost $622,419,432)		631,754,951
OTHER ASSETS, NET OF LIABILITIES (0.66%)		4,169,106

NET ASSETS (100.00%)		$635,924,057

(a)	Ratings are not audited and represent the lower of Moody’s, S&P or Fitch issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

NR - Not Rated

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2013. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued ”basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2013, the Municipal Bond Fund did not have any commitments for when-issued securities.

27

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

28

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of August 31, 2013:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$3,410,586,897	$—	$—	$3,410,586,897
Short-term Investments	38,551,274	—	—	38,551,274
Balanced Fund
Common Stocks (a)	841,770,296	—	—	841,770,296
Corporate Bonds (a)	—	255,615,494	—	255,615,494
Foreign Government Bonds	—	2,823,595	—	2,823,595
Agency Commercial Mortgage-Backed Securities	—	26,522,532	—	26,522,532
Agency Notes & Bonds	—	3,275,094	—	3,275,094
U.S. Treasury Obligations	—	298,651,980	—	298,651,980
Short-term Investments	18,146,453	—	—	18,146,453
Interim Fund
U.S. Treasury Obligations	—	381,351,995	—	381,351,995
Short-term Investments	2,852,963	—	—	2,852,963
Municipal Bond Fund
Long-term Municipal Bonds	—	624,255,272	—	624,255,272
Short-term Investments	7,499,679	—	—	7,499,679

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2012 or for the period ended August 31, 2013. There were no transfers of securities between Level 1 and Level 2 as of August 31, 2013 as compared to November 30, 2012.

4.	Income Taxes

As of August 31, 2013, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,189,001,024	$2,280,351,716	$(20,214,569)	$2,260,137,147
Balanced Fund	887,967,206	579,416,268	(20,578,030)	558,838,238
Interim Fund	384,287,682	4,187,948	(4,270,672)	(82,724)
Municipal Bond Fund	622,419,432	20,316,004	(10,980,485)	9,335,519

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

29

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date    October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date    October 29, 2013

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date    October 29, 2013